SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On January 16, 2016, the Board of Directors appointed a new director as a Vice Chairman of the Board, effective as of January 22, 2016, with a term expiring at the Company’s 2017 annual meeting of stockholders. In connection with his appointment, the new director will be granted an option to purchase 780,000 shares of the Company’s common stock on April 30, 2016 at an exercise price equal to the closing fair market value of the Common Stock on the date of grant on April 30, 2016, subject to the terms and conditions of the 2013 Plan. Options to purchase 195,000 shares of Common Stock vest and become exercisable immediately upon the time of grant, and, until all 780,000 options shall have vested, options to purchase 195,000 shares of common stock will vest and become exercisable each time upon (i) the Company raising at least $15 million through an equity offering; (ii) the Company’s market cap becoming equal to or greater than $25 million; (iii) the Company receiving research coverage by three new analysts at a leading investment bank; or (iv) the tripling of the Company’s market cap from the date of appointment. Any of the foregoing conditions, if achieved following the director’s appointment but prior to April 30, 2016, will be deemed satisfied on the date of grant. However, in the event (i) of the director’s death or permanent disability, (ii) a change in control (as defined in the Plan) or (iii) if the director is asked to resign for any reason other than cause (as defined in the Company’s form of Nonqualified Stock Option Agreement under its Plan), the options shall vest immediately in full. The options have a term of 10 years from the date of grant and may be exercised for either cash or on a cashless basis.

On January 21, 2016, the Company and the Company’s CEO, entered into a fourth amendment to the CEO’s Employment Agreement dated as of January 3, 2013, as first amended on April 24, 2013, and further amended on January 5, 2015, and on June 29, 2015, by and between the Company and the CEO, in order to, among other things, (i) modify the term of the CEO’s employment to end on the earlier of June 30, 2016 or the date upon which a new president and/or chief executive officer (or executive performing a similar role) commences employment with the Company (or, if such individual is promoted internally, the date such individual is promoted to the position of president and/or chief executive officer); and (ii) provide that, during the remaining term of his employment, the CEO will receive (A) 50% of his base salary in cash payments, for all days that the CEO works during the remaining term of his employment, at the monthly rate of $18,750, payable in accordance with the Company’s regular payroll practices, and (B) a lump-sum payment equivalent to 50% of the CEO’s base salary through June 30, 2016, at the monthly rate of $18,750, payable within 20 business days from the earlier of (x) the Company raising an aggregate of $5 million from investors, or (y) June 30, 2016.

On January 26, 2016 the Company entered into an option cancellation and release agreement with certain directors, the CEO and CFO (“the Optionholders”), pursuant to which the parties agreed to cancel options to purchase an aggregate of 422,443 shares of common stock of the Company at exercise prices ranging from $7.20 to $100.00 previously granted to each of the Optionholders.

On March 21, 2016, the Company sold 1,900,000 shares of its common stock and warrants to purchase 950,000 shares of common stock in an underwritten public offering. The common stock was sold at a price of $0.59 per share and each purchaser received a warrant to purchase one half of one share of common stock for each share of common stock that it purchased in the offering. The warrants are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $0.59. This offering resulted in gross proceeds to the Company of approximately $1.1 million.

On March 21, 2016, the Company sold 1,033,051 shares of its common stock and warrants to purchase 516,526 shares of common stock in an underwritten private offering. The common stock was sold at a price of $0.59 per share and each purchaser received a warrant to purchase one half of one share of common stock for each share of common stock that it purchased in the offering. The warrants are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $0.59. This offering resulted in gross proceeds to the Company of approximately $0.6 million.

These sales of securities on March 21, 2016 resulted in aggregate net proceeds to the Company of approximately $1.4 million after deducting underwriting discount, placement agent fees and other offering expenses.